SUBSEQUENT EVENTS (Details Textual) (USD $)	1 Months Ended							3 Months Ended	9 Months Ended	12 Months Ended																			3 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended					1 Months Ended		9 Months Ended		9 Months Ended		3 Months Ended	1 Months Ended	9 Months Ended	1 Months Ended		2 Months Ended		2 Months Ended	9 Months Ended			9 Months Ended		1 Months Ended	9 Months Ended		2 Months Ended	9 Months Ended	2 Months Ended	9 Months Ended
	Aug. 31, 2012	Jul. 30, 2012	Dec. 29, 2011	Aug. 31, 2011	Apr. 28, 2011	Aug. 31, 2007	Nov. 30, 2004	Jul. 31, 2012	Jul. 31, 2012	Oct. 31, 2011	Oct. 31, 2007	Oct. 31, 2006	Oct. 31, 2005	Sep. 30, 2012	Aug. 27, 2012	Aug. 16, 2012	Aug. 02, 2012	Jun. 13, 2012	May 31, 2012	Dec. 12, 2011	Oct. 28, 2011	May 09, 2011	Oct. 31, 2010	Sep. 28, 2010	Jul. 19, 2010	Aug. 24, 2007	Nov. 12, 2004	Jul. 31, 2012 Warrant [Member]	Jan. 31, 2012 Common Stock [Member]	Jul. 31, 2012 Common Stock [Member]	Dec. 31, 2002 Common Stock [Member]	Oct. 31, 2010 Common Stock [Member]	Oct. 31, 2007 Common Stock [Member]	Oct. 31, 2006 Common Stock [Member]	Oct. 31, 2005 Common Stock [Member]	Oct. 31, 2004 Common Stock [Member]	Aug. 31, 2012 Accredited Investor Note [Member]	Aug. 02, 2012 Accredited Investor Note [Member]	Jul. 31, 2012 Convertible Note One Issued On Sep 2012 [Member]	Aug. 31, 2012 Convertible Note One Issued On Sep 2012 [Member]	Jul. 31, 2012 Convertible Note Two Issued On Sep 2012 [Member]	Aug. 31, 2012 Convertible Note Two Issued On Sep 2012 [Member]	Jul. 31, 2012 Convertible Notes Payable [Member]	Dec. 29, 2011 December 2011 Note Financing [Member]	Jul. 31, 2012 December 2011 Note Financing [Member]	Dec. 29, 2011 December 2011 Note Financing [Member] Rodman Renshaw, Llc [Member]	Dec. 31, 2011 May 2011 Notes [Member]	Dec. 31, 2011 May 2011 Notes [Member] Common Stock [Member]	Jan. 31, 2012 October 2011 Notes [Member]	Jan. 31, 2012 October 2011 Notes [Member] Common Stock [Member]	Jul. 31, 2012 Exchange Agreement [Member]	Jul. 31, 2012 Exchange Agreement [Member] Warrant [Member]	Jul. 31, 2012 Exchange Agreement [Member] Convertible Notes Payable [Member]	Jul. 31, 2012 Note Purchase Agreement [Member]	Jul. 31, 2012 Note Purchase Agreement [Member] Rodman Renshaw, Llc [Member]	Aug. 31, 2012 Jmj Financial [Member]	Jul. 31, 2012 Jmj Financial [Member]	Aug. 27, 2012 Jmj Financial [Member]	Dec. 31, 2011 Junior Unsecured Subordinated Convertible Promissory Notes [Member]	Jul. 31, 2012 Junior Unsecured Subordinated Convertible Promissory Notes [Member]	Dec. 31, 2011 Junior Unsecured Subordinated Convertible Promissory Notes [Member] Warrant [Member]	Jul. 31, 2012 Junior Unsecured Subordinated Convertible Promissory Notes [Member] Warrant [Member]	Jul. 31, 2012 Numoda Stock Purchase Agreement [Member]
Stock Issued During Period, Shares, New Issues									25,560,000	40,500,000																				4,000,000	40,000	789	59,228,334										583,000					11,313,727		8,183,333	52,200,000									583,000	1,126,667		15,000,000
Stock Price:								$ 0.148	$ 0.148									$ 0.15																																													$ 0.15
Accounts Receivable, Net																																																															$ 2,250,000
Long-term Debt, Gross			540,000		800,000			300,000	300,000	1,886,851											59,000		688,000																						405,000	73,000							4,500,000				500,000		300,000	50,000
Warrants Purchased During Period																														292,000																					5,800,000			355,556
Stock Issued During Period, Shares, Conversion of Convertible Securities																													3,600,000														50,000									31,300,000										21,000
Notes Issued						600,000																																													247,000
Convertible Notes Payable			1,200,000					2,300,000	2,300,000												2,300,000	7,100,000																66,667		100,000		132,500		1,200,000	1,200,000									953,333
Debt Instrument Purchase Price			1,000,000		500,000			50,000	50,000												50,000	6,000,000																50,000						1,000,000	1,000,000									715,000
Deferred Investment Funds								240,000	240,000																																													240,000
Debt Instrument, Discount Percentage			15.00%					10.00%	10.00%	10.00%							25.00%					15.00%																25.00%						15.00%										25.00%
Debt Instrument, Description	The investor paid $0.75 for each $1.00 of principal amount of the Note purchased.																																				The investor paid $0.75 for each $1.00 of principal amount of the Note purchased.
Debt Instrument, Convertible, Conversion Price			$ 0.15		$ 0.15			$ 0.15	$ 0.15	$ 0.15				$ 65			$ 0.15					$ 0.15																$ 0.15					$ 0.15	$ 0.15	$ 0.15		$ 0.15		$ 0.15					$ 0.15		$ 0.15			$ 0.15
Class of Warrant or Right, Exercise Price of Warrants or Rights			0.15					0.15	0.15	0.15					0.15								0.15	0.17	0.25		0.40	0.15															0.15	0.15		0.15								0.15					0.15
Related Party Transaction, Amounts of Transaction																																																							28,000
Notes Purchased																																												0.85
Notes Purchased Per Unit																																												$ 1.00
Purchase Of Common Stock In Percentage																																												50.00%
Debt Instrument, Maturity Date			Jan. 09, 2013		Apr. 28, 2014					May 12, 2014																																		Jan. 09, 2013		Jan. 09, 2015
Initial Principal Debt Amount In Percentage																																												85.00%
Common Stock Outstanding Shares In Percentage																									9.99%																			4.99%
Received Compensation Of Cash Placement Fee In Percentage																																														7,000
Debt Instrument, Face Amount					80,000			587,000	587,000					132,500	100,000																															575,098	1,700,000		1,280,000									100,000	53,000
Debt Conversion, Converted Instrument, Amount							618,000	38,000	169,000	1,897,000	1,000,010	300,000	613,158																				6,974	1,767	2,136,000	2,136							660,000		827,500														169,000
Interest Expense, Debt																																																											53,000
Class Of Warrant Or Right Issued																																																											2,300,000
Option Exercise Fee Payable																				$ 20,000.00
Debt Instrument, Payment Terms	In addition, if the August 2012 Note is converted after November 30, 2012 and the market price of our common stock is less than $0.16 per share on the date of conversion, then the conversion price shall equal 95% of the average of the three lowest closing prices in the 15 trading days prior to the date of the conversion.																																																							the market price of our common stock is less than $0.16 per share on the date of conversion, then the conversion price shall equal 95% of the average of the three lowest closing prices in the 15 trading days prior to the date of the conversion
Noncontrolling Interest, Description																																																									JMJ Financial (together with its affiliates) would beneficially own more than 4.99% of the outstanding shares of our common stock as of such date
Debt Conversion, Converted Instrument, Shares Issued	0	800,000	3,600,000	768,633				253,333	1,126,667	8,652,737																							6,974,202	1,766,902	2,136,441										5,516,666												3,250,000
Common stock, shares issued	4,000,000							375,135,008	375,135,008	250,173,570					4,076,923				4,000,000				198,100,817
Debt Instrument, Interest Rate, Stated Percentage					8.00%									12.00%												12.00%														8.00%		12.00%
Convertible Notes Conversion Price Percentage																																							69.00%		65.00%
Debt Instrument Maturity Period																																							9 months		8 months
Shares Authorised															505,000,000	1,005,000,000
Common stock, shares authorized								500,000,000	500,000,000	500,000,000					500,000,000	1,000,000,000							500,000,000
Preferred stock, shares authorized								5,000,000	5,000,000	5,000,000					5,000,000	5,000,000							5,000,000